NAC
Nuveen California Quality Municipal Income Fund
Portfolio of Investments    November 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 154.2% (99.7% of Total Investments)
	MUNICIPAL BONDS – 154.2% (99.7% of Total Investments)
	Consumer Staples – 6.8% (4.4% of Total Investments)
$770	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Alameda County Tobacco Asset Securitization Corporation, Series 2002, 5.750%, 6/01/29	12/19 at 100.00	A3	$777,970
1,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Golden Gate Tobacco Funding Corporation, Turbo, Series 2007A, 5.000%, 6/01/47	12/19 at 100.00	N/R	1,000,110
	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los Angeles County Securitization Corporation, Series 2006A:
13,840	5.600%, 6/01/36	12/19 at 100.00	B2	13,939,094
17,560	5.650%, 6/01/41	12/19 at 100.00	B2	17,682,744
3,735	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma County Tobacco Securitization Corporation, Series 2005, 5.250%, 6/01/45	12/19 at 100.00	B-	3,745,421
2,230	California Statewide Financing Authority, Tobacco Settlement Asset-Backed Bonds, Pooled Tobacco Securitization Program, Series 2002A, 5.625%, 5/01/29	12/19 at 100.00	Baa1	2,245,811
25,000	California Statewide Financing Authority, Tobacco Settlement Asset-Backed Bonds, Pooled Tobacco Securitization Program, Series 2006A, 0.000%, 6/01/46	12/19 at 19.63	N/R	4,863,250
31,645	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Senior Convertible Series 2007A-2, 5.300%, 6/01/37	6/22 at 100.00	B-	32,933,584
39,735	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2018A-1, 5.250%, 6/01/47	6/22 at 100.00	N/R	41,128,507
26,755	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2018A-2, 5.000%, 6/01/47	6/22 at 100.00	N/R	27,528,487
19,000	Silicon Valley Tobacco Securitization Authority, California, Tobacco Settlement Asset-Backed Bonds, Santa Clara County Tobacco Securitization Corporation, Series 2007B, 0.000%, 6/01/47	12/19 at 20.58	N/R	3,719,820
8,500	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed Bonds, Series 2005A-1, 5.375%, 6/01/38	12/19 at 100.00	B-	8,532,640
189,770	Total Consumer Staples			158,097,438
	Education and Civic Organizations – 6.1% (3.9% of Total Investments)
4,000	ABAG Finance Authority for Non-Profit Corporations, California, Revenue Bonds, The Jackson Laboratory, Series 2012, 5.000%, 7/01/37	7/22 at 100.00	A1	4,357,240
7,000	California Educational Facilities Authority, Revenue Bonds, Stanford University, Refunding Series 2014U-6, 5.000%, 5/01/45	No Opt. Call	AAA	10,444,070
5,385	California Municipal Finance Authority, Charter School Revenue Bonds, Rocketship Education Multiple Projects, Series 2014A, 7.250%, 6/01/43	6/22 at 102.00	N/R	5,985,481

NAC	Nuveen California Quality Municipal Income Fund (continued)
Portfolio of Investments November 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$1,000	California Municipal Finance Authority, Revenue Bonds, Biola University, Series 2013, 5.000%, 10/01/38	10/23 at 100.00	Baa1	$1,104,780
	California Municipal Finance Authority, Revenue Bonds, Creative Center of Los Altos Project Pinewood & Oakwood Schools, Series 2016B:
800	4.000%, 11/01/36, 144A	11/26 at 100.00	N/R	828,328
1,000	4.500%, 11/01/46, 144A	11/26 at 100.00	N/R	1,048,990
18,250	California Municipal Finance Authority, Revenue Bonds, Pomona College, Series 2017, 5.000%, 1/01/48	1/28 at 100.00	AAA	22,176,305
390	California School Finance Authority, Charter School Revenue Bonds, Kepler Neighborhood School, Series 2017A, 5.000%, 5/01/27, 144A	No Opt. Call	N/R	388,791
1,615	California School Finance Authority, School Facility Revenue Bonds, Alliance for College-Ready Public Schools Project, Series 2015A, 5.000%, 7/01/45, 144A	7/25 at 100.00	BBB	1,795,945
2,150	California School Finance Authority, School Facility Revenue Bonds, Alliance for College-Ready Public Schools Project, Series 2016A, 5.000%, 7/01/46, 144A	7/25 at 100.00	BBB	2,389,596
	California School Finance Authority, School Facility Revenue Bonds, Alliance for College-Ready Public Schools Project, Series 2016C:
5,995	5.000%, 7/01/46	7/25 at 101.00	BBB	6,714,340
8,340	5.250%, 7/01/52	7/25 at 101.00	BBB	9,397,262
800	California School Finance Authority, School Facility Revenue Bonds, Value Schools, Series 2016A, 6.000%, 7/01/51, 144A	7/26 at 100.00	BB+	919,112
4,140	California State University, System wide Revenue Bonds, Series 2016A, 4.000%, 11/01/38	5/26 at 100.00	Aa2	4,599,830
10,440	California State University, Systemwide Revenue Bonds, Series 2019A, 5.000%, 11/01/44	11/29 at 100.00	Aa2	13,122,871
1,770	California Statewide Communities Development Authority, Charter School Revenue Bonds, Rocketship 4 - Mosaic Elementary Charter School, Series 2011A, 8.500%, 12/01/41	12/21 at 100.00	N/R	1,950,221
5,500	California Statewide Communities Development Authority, Revenue Bonds, Buck Institute for Research on Aging, Series 2014, 5.000%, 11/15/44 – AGM Insured	11/24 at 100.00	AA	6,292,550
6,450	California Statewide Communities Development Authority, School Facility Revenue Bonds, Alliance College-Ready Public Schools, Series 2011A, 7.000%, 7/01/46	7/21 at 100.00	B+	6,812,748
17,750	University of California, General Revenue Bonds, Limited Project Series 2017M, 5.000%, 5/15/47	5/27 at 100.00	AA-	21,313,313
6,775	University of California, General Revenue Bonds, Series 2017AV, 5.250%, 5/15/47	5/27 at 100.00	AA	8,298,562
8,500	University of California, General Revenue Bonds, Series 2018AZ, 5.000%, 5/15/48	5/28 at 100.00	AA	10,379,520
118,050	Total Education and Civic Organizations			140,319,855
	Financials – 0.1% (0.0% of Total Investments)
	Puerto Rico Urgent Interest Fund Corp (COFINA), National Custodial Taxable Trust Unit, Series 2007A Sr. Bond:
699	0.000%, 8/01/44 (4)	No Opt. Call	N/R	96,111
2,123	0.000%, 8/01/44 (4)	No Opt. Call	N/R	106,132
1,987	0.000%, 8/01/45 (4)	No Opt. Call	N/R	273,230
6,034	0.000%, 8/01/45 (4)	No Opt. Call	N/R	301,729

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Financials (continued)
$3,150	Puerto Rico, Cofina Class 2 Trust Tax-Exempt Class 2054 Unit, 0.000%, 8/01/54	No Opt. Call	N/R	$578,401
13,993	Total Financials			1,355,603
	Health Care – 15.6% (10.1% of Total Investments)
9,345	ABAG Finance Authority for Nonprofit Corporations, California, Revenue Bonds, Sharp HealthCare, Series 2014A, 5.000%, 8/01/43	8/23 at 100.00	AA	10,415,283
1,285	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Refunding Series 2015A, 5.000%, 8/15/43	8/25 at 100.00	AA-	1,492,476
31,575	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Refunding Series 2016B, 5.000%, 11/15/46	11/26 at 100.00	AA-	37,345,647
16,250	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Series 2016A, 5.000%, 11/15/46	11/25 at 100.00	AA-	18,917,925
	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Series 2018A:
6,135	5.000%, 11/15/36	11/27 at 100.00	AA-	7,581,940
7,250	5.000%, 11/15/48	11/27 at 100.00	AA-	8,662,010
15,000	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center, Refunding Series 2016B, 4.000%, 8/15/39	8/26 at 100.00	Aa3	16,651,350
	California Health Facilities Financing Authority, Revenue Bonds, Children's Hospital Los Angeles, Series 2017A:
3,900	5.000%, 8/15/42	8/27 at 100.00	BBB+	4,604,691
2,400	5.000%, 8/15/47	8/27 at 100.00	BBB+	2,808,912
6,105	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard Children's Hospital, Series 2014A, 5.000%, 8/15/43	8/24 at 100.00	AA-	6,881,861
1,250	California Health Facilities Financing Authority, Revenue Bonds, Memorial Health Services, Series 2012A, 5.000%, 10/01/33	10/22 at 100.00	AA-	1,373,550
2,230	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services, Refunding Series 2014A, 5.000%, 10/01/38	10/24 at 100.00	AA-	2,559,170
8,375	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services, Series 2014B, 5.000%, 10/01/44	10/24 at 100.00	AA-	9,479,830
11,250	California Health Facilities Financing Authority, Revenue Bonds, Providence Saint Joseph Health, Refunding Series 2016A, 4.000%, 10/01/47	10/26 at 100.00	AA-	12,281,400
8,760	California Health Facilities Financing Authority, Revenue Bonds, Rady Children's Hospital - San Diego, Series 2011, 5.250%, 8/15/41	8/21 at 100.00	AA	9,308,288
685	California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center, Refunding Series 2017A, 5.000%, 7/01/42	7/27 at 100.00	Baa2	794,292
11,520	California Municipal Finance Authority, Revenue Bonds, NorthBay Healthcare Group, Series 2017A, 5.250%, 11/01/41	11/26 at 100.00	BBB-	13,294,426
1,455	California Public Finance Authority, Revenue Bonds, Henry Mayo Newhall Hospital, Series 2017, 5.000%, 10/15/47	10/26 at 100.00	BBB-	1,639,203
5,760	California Public Finance Authority, Revenue Bonds, Sharp HealthCare, Series 2017A, 5.000%, 8/01/47	2/28 at 100.00	AA	6,926,054
2,000	California Statewide Communities Development Authority, California, Redlands Community Hospital, Revenue Bonds, Series 2016, 5.000%, 10/01/46	10/26 at 100.00	A-	2,302,280

NAC	Nuveen California Quality Municipal Income Fund (continued)
Portfolio of Investments November 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2014A:
$1,000	5.250%, 12/01/34	12/24 at 100.00	BB	$1,124,840
3,575	5.250%, 12/01/44	12/24 at 100.00	BB	3,953,593
	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2016A:
9,385	5.000%, 12/01/46, 144A	6/26 at 100.00	BB	10,458,644
50,340	5.250%, 12/01/56, 144A	6/26 at 100.00	BB	56,695,928
	California Statewide Communities Development Authority, Revenue Bonds, Adventist Health System/West, Series 2015A:
2,345	5.000%, 3/01/35	3/26 at 100.00	A+	2,758,986
3,000	5.000%, 3/01/45	3/26 at 100.00	A+	3,474,480
2,670	California Statewide Communities Development Authority, Revenue Bonds, Huntington Memorial Hospital, Refunding Series 2014B, 5.000%, 7/01/44	7/24 at 100.00	A-	2,999,211
25,290	California Statewide Communities Development Authority, Revenue Bonds, Kaiser Permanente, Series 2012A, 5.000%, 4/01/42	4/22 at 100.00	AA-	27,475,056
	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A:
10,115	5.750%, 7/01/24	12/19 at 100.00	N/R	10,054,310
11,035	5.750%, 7/01/30	12/19 at 100.00	N/R	10,985,894
7,725	5.750%, 7/01/35	12/19 at 100.00	N/R	7,657,484
10,415	5.500%, 7/01/39	12/19 at 100.00	N/R	10,170,664
1,890	California Statewide Community Development Authority, Revenue Bonds, Sherman Oaks Health System, Series 1998A, 5.000%, 8/01/22 – AMBAC Insured	No Opt. Call	AA-	1,957,341
6,200	Madera County, California, Certificates of Participation, Valley Children's Hospital Project, Series 1995, 5.750%, 3/15/28 – NPFG Insured	12/19 at 100.00	A1	6,222,692
1,890	Oak Valley Hospital District, Stanislaus County, California, Revenue Bonds, Series 2010A, 6.500%, 11/01/29	11/20 at 100.00	BB	1,933,602
7,910	Palomar Pomerado Health System, California, Revenue Bonds, Refunding Series 2016, 5.000%, 11/01/39	11/26 at 100.00	BBB	9,013,050
17,400	San Buenaventura, California, Revenue Bonds, Community Memorial Health System, Series 2011, 7.500%, 12/01/41	12/21 at 100.00	BB	19,158,618
324,715	Total Health Care			361,414,981
	Housing/Multifamily – 1.4% (0.9% of Total Investments)
1,460	California Community Housing Agency, Workforce Housing Revenue Bonds, Annadel Apartments, Series 2019A, 5.000%, 4/01/49, 144A	4/29 at 100.00	N/R	1,623,140
3,548	California Housing Finance Agency, Multifamily Housing Revenue Bonds, Series2019-1, 4.250%, 1/15/35	No Opt. Call	BBB+	4,142,285
	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Affordable Housing Inc Projects, Senior Series 2014A:
1,680	5.250%, 8/15/39	8/24 at 100.00	BBB+	1,889,950
2,150	5.250%, 8/15/49	8/24 at 100.00	BBB+	2,390,391

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Housing/Multifamily (continued)
	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2012A:
$6,540	5.125%, 8/15/32	8/22 at 100.00	BBB	$6,989,887
6,010	5.500%, 8/15/47	8/22 at 100.00	BBB	6,417,658
3,920	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2012B, 7.250%, 8/15/47	8/22 at 100.00	N/R	4,276,955
	California Public Finance Authority, University Housing Revenue Bonds, National Campus Community Development - Claremont Properties LLC Claremont Colleges Project, Series 2017A:
1,325	5.000%, 7/01/37, 144A	7/27 at 100.00	B1	1,334,010
1,000	5.000%, 7/01/47, 144A	7/27 at 100.00	B1	1,006,800
1,230	Independent Cities Finance Authority, California, Mobile Home Park Revenue Bonds, Augusta Communities Mobile Home Park, Series 2012A, 5.000%, 5/15/39	5/22 at 100.00	A+	1,304,009
28,863	Total Housing/Multifamily			31,375,085
	Tax Obligation/General – 33.4% (21.6% of Total Investments)
4,125	Alameda Unified School District, Alameda County, California, General Obligation Bonds, Series 2004A, 0.000%, 8/01/25 – AGM Insured	No Opt. Call	AA	3,776,437
18,400	Antelope Valley Community College District, Los Angeles County, California, General Obligation Bonds, Election 2016 Series 2017A, 5.250%, 8/01/42	2/27 at 100.00	AA	22,408,072
	California State, General Obligation Bonds, Refunding Various Purpose Series 2012:
3,230	5.250%, 2/01/29	2/22 at 100.00	Aa2	3,515,403
5,245	5.000%, 9/01/36	9/22 at 100.00	Aa2	5,788,959
	California State, General Obligation Bonds, Refunding Various Purpose Series 2013:
9,260	5.000%, 2/01/29	2/23 at 100.00	Aa2	10,357,680
1,710	5.000%, 2/01/31	2/23 at 100.00	Aa2	1,912,703
	California State, General Obligation Bonds, Refunding Various Purpose Series 2016:
3,750	5.000%, 9/01/30	9/26 at 100.00	Aa2	4,580,063
4,600	5.000%, 8/01/33	8/26 at 100.00	Aa2	5,571,796
8,000	5.000%, 9/01/37	9/26 at 100.00	Aa2	9,622,320
	California State, General Obligation Bonds, Various Purpose Refunding Series 2015:
6,700	5.000%, 8/01/32	2/25 at 100.00	Aa2	7,868,949
11,000	5.000%, 8/01/34	8/25 at 100.00	Aa2	13,051,830
5,000	California State, General Obligation Bonds, Various Purpose Refunding Series 2016, 5.000%, 9/01/36	9/26 at 100.00	Aa2	6,031,200
140	California State, General Obligation Bonds, Various Purpose Series 2000, 5.625%, 5/01/22 – FGIC Insured	12/19 at 100.00	Aa2	140,487
	California State, General Obligation Bonds, Various Purpose Series 2010:
16,000	6.000%, 3/01/33	3/20 at 100.00	Aa2	16,190,400
15,060	5.500%, 3/01/40	3/20 at 100.00	Aa2	15,219,485
12,605	5.250%, 11/01/40	11/20 at 100.00	Aa2	13,078,948

NAC	Nuveen California Quality Municipal Income Fund (continued)
Portfolio of Investments November 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
	California State, General Obligation Bonds, Various Purpose Series 2011:
$13,835	5.250%, 10/01/28	10/21 at 100.00	Aa2	$14,869,166
14,520	5.000%, 9/01/31	9/21 at 100.00	Aa2	15,499,229
15,025	5.000%, 9/01/41	9/21 at 100.00	Aa2	16,038,286
21,420	5.000%, 10/01/41	10/21 at 100.00	Aa2	22,928,611
	California State, General Obligation Bonds, Various Purpose Series 2013:
9,940	5.000%, 4/01/37	4/23 at 100.00	Aa2	11,125,345
9,755	5.000%, 2/01/43	2/23 at 100.00	Aa2	10,811,759
15,145	5.000%, 4/01/43	4/23 at 100.00	Aa2	16,867,138
7,240	5.000%, 11/01/43	11/23 at 100.00	Aa2	8,194,811
	California State, General Obligation Bonds, Various Purpose Series 2014:
24,970	5.000%, 5/01/32	5/24 at 100.00	Aa2	28,922,252
8,910	5.000%, 10/01/39	10/24 at 100.00	Aa2	10,381,397
10,245	5.000%, 12/01/43	12/23 at 100.00	Aa2	11,622,952
1,815	5.000%, 10/01/44	10/24 at 100.00	Aa2	2,084,092
9,500	California State, General Obligation Bonds, Various Purpose Series 2015, 5.000%, 3/01/45	3/25 at 100.00	Aa2	11,015,345
3,780	California State, General Obligation Bonds, Various Purpose Series 2017, 5.000%, 11/01/47	11/27 at 100.00	Aa2	4,587,559
8,360	California State, General Obligation Bonds, Various Purpose Series 2018, 5.000%, 10/01/47	4/26 at 100.00	Aa2	9,827,682
8,000	California State, General Obligation Bonds, Various Purpose Series 2018 Bid Group A/B, 5.000%, 10/01/48	10/28 at 100.00	Aa2	9,887,360
3,550	Centinela Valley Union High School District, Los Angeles County, California, General Obligation Bonds, Series 2002A, 5.250%, 2/01/26 – NPFG Insured	No Opt. Call	A+	4,165,606
15,000	Chaffey Joint Union High School District, San Bernardino County, California, General Obligation Bonds, Election 2012 Series 2019D, 4.000%, 8/01/49	8/28 at 100.00	Aa1	16,835,550
	Corona-Norco Unified School District, Riverside County, California, General Obligation Bonds, Election 2014, Series 2019C:
7,860	3.000%, 8/01/44	8/28 at 100.00	Aa2	7,981,123
5,585	4.000%, 8/01/49	8/28 at 100.00	Aa2	6,245,259
7,500	Desert Community College District, Riverside County, California, General Obligation Bonds, Refunding Series 2016, 5.000%, 8/01/37	2/26 at 100.00	AA	8,932,425
3,300	Evergreen School District, Santa Clara County, California, General Obligation Bonds, Election of 2014, Series 2018, 5.000%, 8/01/46	8/28 at 100.00	Aa2	4,066,524
5,150	Hacienda La Puente Unified School District Facilities Financing Authority, California, General Obligation Revenue Bonds, Series 2007, 5.000%, 8/01/26 – AGM Insured	No Opt. Call	AA	6,457,585
3,000	Hacienda La Puente Unified School District, Los Angeles County, California, General Obligation Bonds, 2016 Election, Series 2017A, 4.000%, 8/01/47	8/27 at 100.00	AAA	3,312,270
5,630	Lake Tahoe Unified School District, El Dorado County, California, General Obligation Bonds, Series 2010, 0.000%, 8/01/45 – AGM Insured (5)	No Opt. Call	AA	4,997,807
4,650	Long Beach Unified School District, Los Angeles County, California, General Obligation Bonds, Election of 2016, Series 2019B, 3.000%, 8/01/41	8/29 at 100.00	Aa2	4,789,500

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$10,050	Manhattan Beach Unified School District, Los Angeles County, California, General Obligation Bonds, Election 2016 Measure EE Series 2018A, 4.000%, 9/01/46	9/28 at 100.00	Aa1	$11,319,918
4,100	Monrovia Unified School District, Los Angeles County, California, General Obligation Bonds, Series 2001B, 0.000%, 8/01/27 – FGIC Insured	No Opt. Call	Aa3	3,539,079
3,100	Mount San Antonio Community College District, Los Angeles County, California, General Obligation Bonds, Election of 2018, Series 2019A, 4.000%, 8/01/49	8/29 at 100.00	Aa1	3,544,106
10,765	North Orange County Community College District, California, General Obligation Bonds, Election of 2002 Series 2003B, 0.000%, 8/01/27 – FGIC Insured	No Opt. Call	AA+	9,455,868
1,815	Orland Joint Unified School District, Glenn and Tehama Counties, California, General Obligation Bonds, 2008 Election, Series 2012B, 0.000%, 8/01/51	8/37 at 100.00	AA	1,378,057
9,385	Pajaro Valley Unified School District, Santa Cruz County, California, General Obligation Bonds, Refunding Election 2012 Series 2013A, 5.000%, 8/01/43	8/23 at 100.00	Aa2	10,547,895
10,330	Palomar Pomerado Health, California, General Obligation Bonds, Convertible Capital Appreciation, Election 2004 Series 2010A, 0.000%, 8/01/35	No Opt. Call	A2	6,484,141
5,000	Paramount Unified School District, Los Angeles County, California, General Obligation Bonds, Election 2006 Series 2011, 0.000%, 8/01/45	2/33 at 100.00	Aa3	5,981,150
28,000	San Bernardino Community College District, California, General Obligation Bonds, Election of 2008 Series 2009B, 0.000%, 8/01/44	No Opt. Call	Aa1	12,920,320
4,250	San Diego Community College District, California, General Obligation Bonds, Refunding Series 2016, 5.000%, 8/01/41	8/26 at 100.00	AAA	5,101,232
8,075	San Dieguito Union High School District, San Diego County, California, General Obligation Bonds, Election 2012, Series 2018D-2, 4.000%, 8/01/42	8/28 at 100.00	Aa1	9,145,260
5,690	San Francisco Bay Area Rapid Transit District, California, General Obligation Bonds, Election of 2016, Green Series 2019B-1, 3.000%, 8/01/49	8/29 at 100.00	AAA	5,846,532
21,000	San Marcos Unified School District, San Diego County, California, General Obligation Bonds, 2010 Election, Series 2012B, 0.000%, 8/01/51	No Opt. Call	AA-	8,216,670
20,220	San Mateo County Community College District, California, General Obligation Bonds, Election 2014 Series 2018B, 5.000%, 9/01/45	9/28 at 100.00	AAA	25,066,936
1,220	San Mateo Union High School District, San Mateo County, California, General Obligation Bonds, Election 2010 Series 2011A, 0.000%, 7/01/51	9/41 at 100.00	Aaa	1,025,471
4,970	San Rafael City High School District, Marin County, California, General Obligation Bonds, Series 2004B, 0.000%, 8/01/27 – FGIC Insured	No Opt. Call	AA+	4,365,598
8,700	Santa Ana College Improvement District 1, Orange County, California, General Obligation Bonds, Rancho Santiago Community College District, Election of 2012, Series 2017B, 4.000%, 8/01/41	8/27 at 100.00	AA	9,722,946
6,700	Santa Barbara Unified School District, Santa Barbara County, California, General Obligation Bonds, Election of 2016 Series 2017A, 4.000%, 8/01/41	8/27 at 100.00	Aa1	7,507,819
6,725	Santa Barbara Unified School District, Santa Barbara County, California, General Obligation Bonds, School Facilities Improvement District 1, Election of 2016, Series 2019B, 5.000%, 8/01/44	8/28 at 100.00	Aa1	8,287,016
2,200	Santa Maria Joint Union High School District, Santa Barbara and San Luis Obispo Counties, California, General Obligation Bonds, Series 2003B, 5.625%, 8/01/24 – AGM Insured	No Opt. Call	Aa3	2,566,520

NAC	Nuveen California Quality Municipal Income Fund (continued)
Portfolio of Investments November 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
	Sonoma County Junior College District, California, General Obligation Bonds, Election 2014 Series 2019B:
$7,285	3.000%, 8/01/37	8/29 at 100.00	AA	$7,551,777
4,650	3.000%, 8/01/41	8/29 at 100.00	AA	4,741,652
4,175	Southwestern Community College District, San Diego County, California, General Obligation Bonds, Election of 2000, Series 2004, 0.000%, 8/01/25 – FGIC Insured	No Opt. Call	Aa2	3,809,354
6,245	Southwestern Community College District, San Diego County, California, General Obligation Bonds, Election of 2008, Series 2011C, 5.250%, 8/01/36	8/21 at 100.00	Aa2	6,657,982
5,530	Stockton Unified School District, San Joaquin County, California, General Obligation Bonds, Election 2008 Series 2011D, 0.000%, 8/01/50 – AGM Insured (5)	8/37 at 100.00	AA	6,133,876
26,000	Sylvan Union School District, Stanislaus County, California, General Obligation Bonds, Election of 2006, Series 2010, 0.000%, 8/01/49 – AGM Insured (5)	No Opt. Call	AA	25,761,060
	Washington Township Health Care District, Alameda County, California, General Obligation Bonds, 2004 Election Series 2013B:
4,740	5.500%, 8/01/38	8/24 at 100.00	Aa3	5,592,252
4,830	5.500%, 8/01/40	8/24 at 100.00	Aa3	5,693,652
	Washington Township Health Care District, Alameda County, California, General Obligation Bonds, 2012 Election Series 2013A:
4,355	5.500%, 8/01/38	8/24 at 100.00	Aa3	5,138,029
3,500	5.500%, 8/01/40	8/24 at 100.00	Aa3	4,125,835
2,015	Wiseburn School District, Los Angeles County, California, General Obligation Bonds, Series 2012C, 5.000%, 8/01/26	8/22 at 100.00	Aa2	2,225,084
140,160	Yosemite Community College District, California, General Obligation Bonds, Capital Appreciation, Election 2004, Series 2010D, 0.000%, 8/01/42 (5)	No Opt. Call	Aa2	132,539,501
754,290	Total Tax Obligation/General			773,553,953
	Tax Obligation/Limited – 25.8% (16.7% of Total Investments)
1,675	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Improvement Area 19A, Series 2015B, 5.000%, 9/01/35	9/25 at 100.00	N/R	1,911,192
1,655	Bell Community Housing Authority, California, Lease Revenue Bonds, Series 2005, 5.000%, 10/01/36 – AMBAC Insured	12/19 at 100.00	N/R	1,666,618
2,765	Bell Community Redevelopment Agency, California, Tax Allocation Bonds, Bell Project Area, Series 2003, 5.500%, 10/01/23 – RAAI Insured	12/19 at 100.00	AA	2,773,931
21,255	California Infrastructure and Economic Development Bank, Infrastructure State Revolving Fund Revenue Bonds, Series 2016A, 5.000%, 10/01/41	10/26 at 100.00	AAA	25,422,893
	California State Public Works Board, Lease Revenue Bonds, Department of Corrections & Rehabilitation, Series 2013G:
10,690	5.250%, 9/01/30	9/23 at 100.00	Aa3	12,199,214
18,135	5.250%, 9/01/32	9/23 at 100.00	Aa3	20,659,755
	California State Public Works Board, Lease Revenue Bonds, Department of Corrections & Rehabilitation, Various Correctional Facilities Series 2013F:
8,685	5.250%, 9/01/31	9/23 at 100.00	Aa3	9,900,900
1,450	5.250%, 9/01/33	9/23 at 100.00	Aa3	1,651,289

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$10,525	California State Public Works Board, Lease Revenue Bonds, Department of Corrections & Rehabilitation, Various Correctional Facilities Series 2014A, 5.000%, 9/01/39	9/24 at 100.00	Aa3	$12,115,222
17,395	California State Public Works Board, Lease Revenue Bonds, Judicial Council of California, New Stockton Courthouse, Series 2014B, 5.000%, 10/01/39	10/24 at 100.00	Aa3	20,065,306
1,000	California State Public Works Board, Lease Revenue Bonds, Judicial Council of California, Various Projects Series 2013A, 5.000%, 3/01/30	3/23 at 100.00	Aa3	1,115,740
1,000	California State Public Works Board, Lease Revenue Bonds, Judicial Council of California, Yuba City Courthouse, Series 2013D, 5.000%, 6/01/32	6/23 at 100.00	Aa3	1,121,620
2,650	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2012A, 5.000%, 4/01/33	4/22 at 100.00	Aa3	2,870,029
3,770	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2012G, 5.000%, 11/01/37	11/22 at 100.00	Aa3	4,148,734
9,950	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2013I, 5.000%, 11/01/38	11/23 at 100.00	Aa3	11,212,655
13,520	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2014E, 5.000%, 9/01/39	9/24 at 100.00	Aa3	15,562,737
1,000	Fullerton Community Facilities District 1, California, Special Tax Bonds, Amerige Heights, Refunding Series 2012, 5.000%, 9/01/32	9/22 at 100.00	A+	1,093,180
	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Series 2015A:
3,250	5.000%, 6/01/40	6/25 at 100.00	Aa3	3,762,720
86,320	5.000%, 6/01/45	6/25 at 100.00	Aa3	99,375,037
1,000	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Series 2013A, 5.000%, 6/01/30	6/23 at 100.00	Aa3	1,122,190
	Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D:
9,000	5.000%, 11/15/29	11/25 at 100.00	BB	10,212,300
11,000	5.000%, 11/15/35	11/25 at 100.00	BB	12,306,910
4,000	Hesperia Unified School District, San Bernardino County, California, Certificates of Participation, Series 2013A, 5.000%, 2/01/38 – BAM Insured	2/23 at 100.00	AA	4,377,000
2,910	Inglewood Redevelopment Agency, California, Tax Allocation Bonds, Merged Redevelopment Project, Refunding Series 1998A, 5.250%, 5/01/23 – AMBAC Insured	No Opt. Call	N/R	3,147,223
	Jurupa Public Financing Authority, California, Special Tax Revenue Bonds, Series 2014A:
530	5.000%, 9/01/29	9/24 at 100.00	A+	620,360
1,900	5.000%, 9/01/30	9/24 at 100.00	A+	2,215,362
1,220	5.000%, 9/01/31	9/24 at 100.00	A+	1,415,176
1,955	Jurupa Public Financing Authority, California, Special Tax Revenue Bonds, Series 2015A, 5.000%, 9/01/43	9/25 at 100.00	A+	2,240,841
810	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Refunding Series 2015, 5.000%, 9/01/40	9/25 at 100.00	N/R	916,774
1,000	Lathrop, California, Limited Obligation Improvement Bonds, Crossroads Assessment District, Series 2015, 5.000%, 9/02/40	9/25 at 100.00	N/R	1,130,160
14,930	Los Angeles Community Redevelopment Agency, California, Lease Revenue Bonds, Vermont Manchester Social Services Project, Series 2005, 5.000%, 9/01/37 – AMBAC Insured	12/19 at 100.00	Aa2	14,971,207

NAC	Nuveen California Quality Municipal Income Fund (continued)
Portfolio of Investments November 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Los Angeles County Metropolitan Transportation Authority, California, Measure R Sales Tax Revenue Bonds, Senior Series 2016A:
$5,125	5.000%, 6/01/36	6/26 at 100.00	AAA	$6,211,244
5,620	5.000%, 6/01/37	6/26 at 100.00	AAA	6,786,319
5,210	Los Angeles County Metropolitan Transportation Authority, California, Proposition A First Tier Senior Sales Tax Revenue Bonds, Green Series 2017A, 5.000%, 7/01/41	7/27 at 100.00	AAA	6,368,183
6,000	Los Angeles County Metropolitan Transportation Authority, California, Proposition C Sales Tax Revenue Bonds, Green Senior Lien Series 2019A, 5.000%, 7/01/44	7/28 at 100.00	AAA	7,382,160
	Los Angeles County Metropolitan Transportation Authority, California, Proposition C Sales Tax Revenue Bonds, Senior Lien Series 2017A:
10,455	5.000%, 7/01/38	7/27 at 100.00	AAA	12,884,951
3,995	5.000%, 7/01/39	7/27 at 100.00	AAA	4,906,859
15,615	5.000%, 7/01/42	7/27 at 100.00	AAA	19,039,526
9,045	Los Angeles County Public Works Financing Authority, California, Lease Revenue Bonds, Multiple Capital Facilities Project II, Series 2012, 5.000%, 8/01/42	8/22 at 100.00	AA+	9,864,477
2,000	Los Angeles County Public Works Financing Authority, California, Lease Revenue Bonds, Series 2019E-2, 5.000%, 12/01/44	12/29 at 100.00	AA+	2,493,100
	Lynwood Redevelopment Agency, California, Tax Allocation Revenue Bonds, Project Area A, Subordinate Lien Series 2011A:
1,625	6.750%, 9/01/26	9/21 at 100.00	A	1,775,556
750	7.000%, 9/01/31	9/21 at 100.00	A	823,395
1,835	Modesto, California, Special Tax Bonds, Community Facilities District 2004-1 Village One 2, Refunding Series 2014, 5.000%, 9/01/31	9/24 at 100.00	BBB+	2,083,129
1,000	Norco Redevelopment Agency, California, Tax Allocation Bonds, Project Area 1, Series 2009, 7.000%, 3/01/34	12/19 at 100.00	A+	1,004,580
23,110	Ontario Redevelopment Financing Authority, San Bernardino County, California, Revenue Bonds, Redevelopment Project 1, Refunding Series 1995, 7.400%, 8/01/25 – NPFG Insured	No Opt. Call	Baa2	26,362,964
	Patterson Public Finance Authority, California, Revenue Bonds, Community Facilities District 2001-1, Senior Series 2013A:
11,355	5.250%, 9/01/30	9/23 at 100.00	N/R	12,579,977
10,175	5.750%, 9/01/39	9/23 at 100.00	N/R	11,334,136
1,695	Patterson Public Finance Authority, California, Revenue Bonds, Community Facilities District 2001-1, Subordinate Lien Series 2013B, 5.875%, 9/01/39	9/23 at 100.00	N/R	1,892,332
8,940	Pico Rivera Water Authority, California, Revenue Bonds, Series 2001A, 6.250%, 12/01/32	12/19 at 100.00	N/R	9,027,523
8,750	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community Development Project, Series 1999, 0.000%, 8/01/23 – AMBAC Insured	No Opt. Call	AA-	8,249,325

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
$161	0.000%, 7/01/24	No Opt. Call	N/R	$141,173
143	4.550%, 7/01/40	7/28 at 100.00	N/R	148,038
56,431	0.000%, 7/01/46	7/28 at 41.38	N/R	14,918,663
170,946	0.000%, 7/01/51	7/28 at 30.01	N/R	33,513,963
1,051	4.750%, 7/01/53	7/28 at 100.00	N/R	1,087,627
10,664	5.000%, 7/01/58	7/28 at 100.00	N/R	11,205,198
43	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured Cofina Project Series 2019A-2, 4.536%, 7/01/53	7/28 at 100.00	N/R	43,689
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured COFINA Project Series 2019A-2:
1,455	4.329%, 7/01/40	7/28 at 100.00	N/R	1,478,629
583	4.784%, 7/01/58	7/28 at 100.00	N/R	601,341
3,500	Rancho Cucamonga Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Rancho Redevelopment Project, Series 2014, 5.000%, 9/01/30	9/24 at 100.00	AA+	4,060,175
1,500	Redding Redevelopment Agency, California, Tax Allocation Bonds, Canby-Hilltop-Cypress Area Project, Series 2003A, 5.000%, 9/01/20 – NPFG Insured	12/19 at 100.00	A+	1,504,590
960	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Jurupa Valley Project Area, Series 2011B, 6.500%, 10/01/25	10/21 at 100.00	A	1,053,043
5,000	Riverside County Transportation Commission, California, Sales Tax Revenue Bonds, Refunding Limited Tax Series 2017B, 5.000%, 6/01/39	12/27 at 100.00	AA+	6,200,900
	Riverside County, California, Special Tax Bonds, Community Facilities District 04-2 Lake Hill Crest, Series 2012:
990	5.000%, 9/01/29	9/22 at 100.00	N/R	1,065,527
2,615	5.000%, 9/01/35	9/22 at 100.00	N/R	2,798,050
	Riverside County, California, Special Tax Bonds, Community Facilities District 05-8 Scott Road, Series 2013:
555	5.000%, 9/01/30	9/22 at 100.00	N/R	596,148
710	5.000%, 9/01/42	9/22 at 100.00	N/R	755,412
	Roseville, California, Special Tax Bonds, Community Facilities District 1 Westpark, Refunding Series 2015:
385	5.000%, 9/01/31	9/25 at 100.00	N/R	444,071
575	5.000%, 9/01/37	9/25 at 100.00	N/R	654,425
5,500	Sacramento Area Flood Control Agency, California, Consolidated Capital Assessment District 2 Bonds, Series 2016A, 5.000%, 10/01/41	10/26 at 100.00	AA	6,524,375
	Sacramento City Financing Authority, California, Lease Revenue Refunding Bonds, Series 1993A:
190	5.400%, 11/01/20 – NPFG Insured	No Opt. Call	Aa3	197,668
1,705	5.400%, 11/01/20 – AMBAC Insured	No Opt. Call	A+	1,771,580
4,250	Sacramento City Financing Authority, California, Tax Allocation Revenue Bonds, Merged Downtown Sacramento and Oak Park Projects, Series 2005A, 0.000%, 12/01/31 – FGIC Insured	No Opt. Call	A	3,006,407

NAC	Nuveen California Quality Municipal Income Fund (continued)
Portfolio of Investments November 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	San Buenaventura Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Areas, Series 2008:
$1,000	7.750%, 8/01/28	12/19 at 100.00	A	$1,004,550
1,325	8.000%, 8/01/38	12/19 at 100.00	A	1,331,307
625	San Clemente, California, Special Tax Revenue Bonds, Community Facilities District 2006-1 Marblehead Coastal, Series 2015, 5.000%, 9/01/40	9/25 at 100.00	N/R	707,031
2,135	San Diego County Regional Transportation Commission, California, Sales Tax Revenue Bonds, Refunding Series 2012A, 5.000%, 4/01/42	4/22 at 100.00	AAA	2,314,831
5,000	San Diego County Regional Transportation Commission, California, Sales Tax Revenue Bonds, Series 2014A, 5.000%, 4/01/44	4/24 at 100.00	AAA	5,678,300
5,000	San Francisco Bay Area Rapid Transit District, California, Sales Tax Revenue Bonds, Series 2019A, 3.000%, 7/01/44	7/27 at 100.00	AA+	5,086,050
2,000	San Francisco City and County Redevelopment Agency Successor Agency, California, Special Tax Bonds, Community Facilities District 7, Hunters Point Shipyard Phase One Improvements, Refunding Series 2014, 5.000%, 8/01/39	8/24 at 100.00	N/R	2,197,360
5,000	San Francisco City and County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Mission Bay North Redevelopment Project, Refunding Series 2016A, 5.000%, 8/01/41 – NPFG Insured	8/26 at 100.00	A	5,837,300
255	San Francisco, California, Community Facilities District 6, Mission Bay South Public Improvements, Special Tax Refunding Bonds, Series 2013A, 5.000%, 8/01/33	8/22 at 100.00	N/R	274,592
1,315	Signal Hill Redevelopment Agency, California, Project 1 Tax Allocation Bonds, Series 2011, 7.000%, 10/01/26	4/21 at 100.00	N/R	1,403,499
2,500	Stockton Public Financing Authority, California, Revenue Bonds, Arch Road East Community Facility District 99-02, Series 2018A, 5.000%, 9/01/37	9/25 at 103.00	N/R	2,906,250
	Temecula Public Financing Authority, California, Special Tax Bonds, Community Facilities District 16-01, Series 2017:
1,750	5.500%, 9/01/27, 144A	No Opt. Call	N/R	1,834,770
1,455	5.750%, 9/01/32, 144A	9/27 at 100.00	N/R	1,552,121
5,560	6.250%, 9/01/47, 144A	9/27 at 100.00	N/R	5,975,388
1,350	Temecula Valley Unified School District, Riverside County, California, Special Tax Bonds, Community Facilities District 2002-1 Improvement Area 1, Series 2012, 5.000%, 9/01/33	9/22 at 100.00	N/R	1,448,266
6,870	Vernon Redevelopment Agency, California, Tax Allocation Bonds, Industrial Redevelopment Project, Series 2005, 5.000%, 9/01/35 – NPFG Insured	12/19 at 100.00	Baa2	6,925,441
1,620	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series 2012A, 5.000%, 10/01/32 – AGM Insured	10/22 at 100.00	AA	1,764,455
1,280	William S Hart School Financing Authority, California, Refunding Revenue Bonds, Series 2013, 5.000%, 9/01/34	9/23 at 100.00	A	1,429,005
715,197	Total Tax Obligation/Limited			597,815,219
	Transportation – 23.6% (15.3% of Total Investments)
	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Second Subordinate Lien Series 2016B:
6,990	5.000%, 10/01/34	10/26 at 100.00	BBB+	8,255,889
5,445	5.000%, 10/01/36	10/26 at 100.00	BBB+	6,403,538

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation (continued)
$9,500	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Subordinate Series 2019S-H, 5.000%, 4/01/49	4/29 at 100.00	AA-	$11,795,105
2,295	California Municipal Finance Authority, Special Facility Revenue Bonds, United Airlines, Inc Los Angeles International Airport Project, Series 2019, 4.000%, 7/15/29 (AMT)	No Opt. Call	BB	2,605,995
20,725	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Junior Lien Series 2013C, 6.500%, 1/15/43	1/24 at 100.00	BBB+	24,397,677
	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Series 2013A:
45,735	5.750%, 1/15/46	1/24 at 100.00	A-	52,741,602
45,725	6.000%, 1/15/53	1/24 at 100.00	A-	53,329,525
1,200	Long Beach, California, Harbor Revenue Bonds, Series 2015D, 5.000%, 5/15/42	5/25 at 100.00	AA	1,395,240
11,710	Long Beach, California, Harbor Revenue Bonds, Series 2017C, 5.000%, 5/15/47	5/27 at 100.00	AA	14,042,983
1,250	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Senior Lien Series 2010D, 5.000%, 5/15/40 (UB) (6)	5/20 at 100.00	AA	1,271,875
	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Senior Lien Series 2015D:
2,600	5.000%, 5/15/31 (AMT)	5/25 at 100.00	AA	3,034,876
11,420	5.000%, 5/15/33 (AMT)	5/25 at 100.00	AA	13,281,117
3,000	5.000%, 5/15/36 (AMT)	5/25 at 100.00	AA	3,471,810
11,335	5.000%, 5/15/41 (AMT)	5/25 at 100.00	AA	13,001,132
1,500	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2016A, 5.000%, 5/15/35 (AMT)	5/26 at 100.00	AA-	1,772,235
	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2016B:
1,765	5.000%, 5/15/30 (AMT)	5/26 at 100.00	AA-	2,108,487
1,000	5.000%, 5/15/34 (AMT)	5/26 at 100.00	AA-	1,183,810
6,835	5.000%, 5/15/46 (AMT)	5/26 at 100.00	AA-	7,902,832
	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2017A:
13,680	5.000%, 5/15/42 (AMT)	5/27 at 100.00	AA-	16,177,147
11,900	5.000%, 5/15/47 (AMT)	5/27 at 100.00	AA-	13,983,690
4,850	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2018A, 5.000%, 5/15/44 (AMT)	5/28 at 100.00	AA-	5,795,119
22,015	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2018C, 5.000%, 5/15/44 (AMT)	11/27 at 100.00	AA-	26,197,410
5,000	Los Angeles Harbors Department, California, Revenue Bonds, Refunding Series 2014B, 5.000%, 8/01/44	8/24 at 100.00	AA	5,705,400
	Los Angeles Harbors Department, California, Revenue Bonds, Series 2014C:
1,160	5.000%, 8/01/34	8/24 at 100.00	AA	1,348,222
1,575	5.000%, 8/01/35	8/24 at 100.00	AA	1,827,473
1,865	5.000%, 8/01/36	8/24 at 100.00	AA	2,158,495
6,610	5.000%, 8/01/44	8/24 at 100.00	AA	7,542,539

NAC	Nuveen California Quality Municipal Income Fund (continued)
Portfolio of Investments November 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation (continued)
	Port of Oakland, California, Revenue Bonds, Refunding Series 2012P:
$4,895	5.000%, 5/01/29 (AMT)	5/22 at 100.00	A+	$5,308,334
7,340	5.000%, 5/01/31 (AMT)	5/22 at 100.00	A+	7,954,358
1,000	Riverside County Transportation Commission, California, Toll Revenue Senior Lien Bonds, Series 2013A, 5.750%, 6/01/44	6/23 at 100.00	A-	1,118,590
735	Sacramento Regional Transit District, California, Farebox Revenue Bonds, Refunding Series 2012, 5.000%, 3/01/42	9/20 at 100.00	A-	754,331
5,000	San Diego County Regional Airport Authority, California, Airport Revenue Bonds, Refunding Subordinate Series 2019A, 5.000%, 7/01/49, (WI/DD, Settling 12/11/19)	7/29 at 100.00	A+	6,164,850
9,550	San Diego County Regional Airport Authority, California, Airport Revenue Bonds, Senior Series 2013B, 5.000%, 7/01/43 (AMT)	7/23 at 100.00	AA-	10,582,068
5,000	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Governmental Purpose Second Series 2017B, 5.000%, 5/01/47	5/27 at 100.00	A+	5,972,400
22,930	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Governmental Purpose Series 2016C, 5.000%, 5/01/46	5/26 at 100.00	A+	26,910,419
4,500	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2014B, 5.000%, 5/01/44	5/24 at 100.00	A+	5,118,930
50,075	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2016B, 5.000%, 5/01/46 (AMT)	5/26 at 100.00	A+	57,760,511
	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2017A:
2,500	5.250%, 5/01/42 (AMT)	5/27 at 100.00	A+	3,002,325
19,965	5.000%, 5/01/47 (AMT)	5/27 at 100.00	A+	23,414,752
	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2018D:
37,935	5.000%, 5/01/43 (AMT)	5/28 at 100.00	A+	45,368,743
20,000	5.250%, 5/01/48 (AMT)	5/28 at 100.00	A+	24,239,000
9,350	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2018E, 5.000%, 5/01/48	5/28 at 100.00	A+	11,353,050
	San Jose, California, Airport Revenue Bonds, Refunding Series 2017A:
3,250	5.000%, 3/01/36 (AMT)	3/27 at 100.00	A	3,878,452
3,000	5.000%, 3/01/37 (AMT)	3/27 at 100.00	A	3,571,290
1,500	Stockton Public Financing Authority, California, Lease Revenue Bonds, Parking & Capital Projects, Series 2004, 5.250%, 9/01/34 – FGIC Insured	12/19 at 100.00	Baa2	1,500,630
467,210	Total Transportation			546,704,256
	U.S. Guaranteed – 15.5% (10.0% of Total Investments) (7)
7,000	ABAG Finance Authority for Non-Profit Corporations, California, Cal-Mortgage Insured Revenue Bonds, Channing House, Series 2010, 6.125%, 5/15/40 (Pre-refunded 5/15/20)	5/20 at 100.00	AA-	7,162,260
3,000	Antelope Valley Healthcare District, California, Revenue Bonds, Series 2011A, 7.250%, 3/01/36 (Pre-refunded 3/01/21)	3/21 at 100.00	N/R	3,226,560
5,705	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series 2013S-4, 5.250%, 4/01/48 (Pre-refunded 4/01/23)	4/23 at 100.00	AA-	6,520,758

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (7) (continued)
$4,075	California Educational Facilities Authority, Revenue Bonds, Santa Clara University, Refunding Series 2010, 5.000%, 2/01/40 (Pre-refunded 2/01/20)	2/20 at 100.00	Aa3	$4,102,180
	California Educational Facilities Authority, Revenue Bonds, University of San Francisco, Series 2011:
2,120	6.125%, 10/01/36 (Pre-refunded 10/01/21)	10/21 at 100.00	N/R	2,317,478
2,205	6.125%, 10/01/36 (Pre-refunded 10/01/21)	10/21 at 100.00	A2	2,412,513
16,405	California Health Facilities Financing Authority, Revenue Bonds, Children's Hospital Los Angeles, Series 2010A, 5.250%, 7/01/38 (Pre-refunded 7/01/20) – AGC Insured	7/20 at 100.00	AA	16,806,430
1,700	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services, Refunding Series 2014A, 5.000%, 10/01/38 (Pre-refunded 10/01/24)	10/24 at 100.00	N/R	2,012,630
	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2011B:
6,000	6.000%, 8/15/42 (Pre-refunded 8/15/20)	8/20 at 100.00	AA-	6,210,360
6,530	6.000%, 8/15/42 (Pre-refunded 8/15/20) (UB)	8/20 at 100.00	AA-	6,758,942
5,360	California Infrastructure and Economic Development Bank, First Lien Revenue Bonds, San Francisco Bay Area Toll Bridge, Series 2003A, 5.000%, 7/01/23 – AGM Insured (ETM)	No Opt. Call	Aaa	6,136,075
11,580	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2010A, 6.400%, 8/15/45 (Pre-refunded 8/15/20)	8/20 at 100.00	BBB	12,014,019
3,795	California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center, Series 2010A, 5.750%, 7/01/40 (Pre-refunded 7/01/20)	7/20 at 100.00	Baa2	3,898,793
5,000	California Municipal Finance Authority, Revenue Bonds, University of La Verne, Series 2010A, 6.250%, 6/01/40 (Pre-refunded 6/01/20)	6/20 at 100.00	A3	5,131,650
2,260	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2010A-1, 5.750%, 3/01/30 (Pre-refunded 3/01/20)	3/20 at 100.00	A+	2,287,007
32,000	California Statewide Communities Development Authority, Revenue Bonds, Sutter Health, Series 2011A, 6.000%, 8/15/42 (Pre-refunded 8/15/20)	8/20 at 100.00	AA-	33,133,440
4,680	Contra Costa County, California, GNMA Mortgage-Backed Securities Program Home Mortgage Revenue Bonds, Series 1988, 8.250%, 6/01/21 (AMT) (ETM)	No Opt. Call	Aaa	4,882,597
4,265	Escondido Joint Powers Financing Authority, California, Revenue Bonds, Water System Financing, Series 2012, 5.000%, 9/01/41 (Pre-refunded 3/01/22)	3/22 at 100.00	AA-	4,650,599
10,225	Madera County, California, Certificates of Participation, Children's Hospital Central California, Series 2010, 5.375%, 3/15/36 (Pre-refunded 3/15/20)	3/20 at 100.00	AA-	10,352,813
	Marysville, California, Revenue Bonds, Fremont-Rideout Health Group, Series 2011:
275	5.125%, 1/01/32 (Pre-refunded 1/01/21)	1/21 at 100.00	N/R	287,249
525	5.200%, 1/01/34 (Pre-refunded 1/01/21)	1/21 at 100.00	N/R	548,809
125	5.250%, 1/01/35 (Pre-refunded 1/01/21)	1/21 at 100.00	N/R	130,735
250	5.250%, 1/01/37 (Pre-refunded 1/01/21)	1/21 at 100.00	N/R	261,470
15,615	5.250%, 1/01/42 (Pre-refunded 1/01/21)	1/21 at 100.00	N/R	16,331,416
	National City Community Development Commission, California, Tax Allocation Bonds, National City Redevelopment Project, Series 2011:
4,450	6.500%, 8/01/24 (Pre-refunded 8/01/21)	8/21 at 100.00	A	4,858,243
3,000	7.000%, 8/01/32 (Pre-refunded 8/01/21)	8/21 at 100.00	A	3,297,810
7,500	Newport Beach, California, Revenue Bonds, Hoag Memorial Hospital Presbyterian, Series 2011A, 6.000%, 12/01/40 (Pre-refunded 12/01/21)	12/21 at 100.00	N/R	8,243,400

NAC	Nuveen California Quality Municipal Income Fund (continued)
Portfolio of Investments November 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (7) (continued)
	Norco Redevelopment Agency, California, Tax Allocation Refunding Bonds, Project Area 1, Refunding Series 2010:
$3,775	5.875%, 3/01/32 (Pre-refunded 3/01/20)	3/20 at 100.00	N/R	$3,819,356
1,500	6.000%, 3/01/36 (Pre-refunded 3/01/20)	3/20 at 100.00	N/R	1,518,045
1,655	Novato Redevelopment Agency, California, Tax Allocation Bonds, Hamilton Field Redevelopment Project, Series 2011, 6.750%, 9/01/40 (Pre-refunded 9/01/21)	9/21 at 100.00	A-	1,821,261
5,840	Orange County Water District, California, Revenue Certificates of Participation, Series 1999A, 5.375%, 8/15/29 (ETM)	No Opt. Call	N/R	7,635,683
905	Orange County Water District, California, Revenue Certificates of Participation, Series 2003B, 5.000%, 8/15/34 (Pre-refunded 8/15/32) – NPFG Insured	8/32 at 100.00	N/R	1,246,067
2,370	Oxnard School District, Ventura County, California, General Obligation Bonds, Election 2012 Series 2013B, 5.000%, 8/01/43 (Pre-refunded 8/01/23) – AGM Insured	8/23 at 100.00	AA	2,711,778
2,575	Oxnard School District, Ventura County, California, General Obligation Bonds, Refunding Series 2001A, 5.750%, 8/01/30 (Pre-refunded 2/01/22) – NPFG Insured	2/22 at 103.00	A+	2,913,226
39,485	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010, 6.000%, 11/01/41 (Pre-refunded 11/01/20)	11/20 at 100.00	Ba1	41,259,456
1,660	Pomona, California, GNMA/FHLMC Collateralized Single Family Mortgage Revenue Refunding Bonds, Series 1990B, 7.500%, 8/01/23 (ETM)	No Opt. Call	Aaa	1,853,506
2,000	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2002E, 6.000%, 8/01/26 (ETM)	No Opt. Call	C	2,550,960
5,335	Rancho Santa Fe CSD Financing Authority, California, Revenue Bonds, Superior Lien Series 2011A, 5.750%, 9/01/30 (Pre-refunded 9/01/21)	9/21 at 100.00	A-	5,775,938
6,750	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Interstate 215 Corridor Redevelopment Project Area, Series 2010E, 6.500%, 10/01/40 (Pre-refunded 10/01/20)	10/20 at 100.00	A-	7,059,218
2,885	Riverside County Redevelopment Agency, California, Tax Allocation Housing Bonds, Series 2010A, 6.000%, 10/01/39 (Pre-refunded 10/01/20)	10/20 at 100.00	A2	3,005,535
1,460	Rohnert Park Community Development Commission, California, Tax Allocation Bonds, Redevelopment Project Series 2007R, 5.000%, 8/01/37 – FGIC Insured (ETM)	2/20 at 100.00	Baa2	1,502,632
445	Sacramento Regional Transit District, California, Farebox Revenue Bonds, Refunding Series 2012, 5.000%, 3/01/42 (Pre-refunded 9/01/20)	9/20 at 100.00	N/R	458,501
6,500	San Diego Community College District, California, General Obligation Bonds, Refunding Series 2011, 5.000%, 8/01/41 (Pre-refunded 8/01/21)	8/21 at 100.00	AAA	6,942,780
	San Diego Public Facilities Financing Authority, California, Sewerage Revenue Bonds, Refunding Series 2010A:
11,320	5.250%, 5/15/25 (Pre-refunded 5/15/20)	5/20 at 100.00	AA+	11,541,080
11,000	5.250%, 5/15/26 (Pre-refunded 5/15/20)	5/20 at 100.00	AA+	11,214,830
12,000	5.250%, 5/15/27 (Pre-refunded 5/15/20)	5/20 at 100.00	AA+	12,237,120
7,170	5.250%, 5/15/28 (Pre-refunded 5/15/20)	5/20 at 100.00	AA+	7,311,679
780	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds, Mission Bay North Redevelopment Project, Series 2011C, 6.750%, 8/01/41 (Pre-refunded 2/01/21)	2/21 at 100.00	A-	832,291

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (7) (continued)
	San Francisco Redevelopment Financing Authority, California, Tax Allocation Revenue Bonds, Mission Bay South Redevelopment Project, Series 2011D:
$785	7.000%, 8/01/33 (Pre-refunded 2/01/21)	2/21 at 100.00	BBB+	$839,510
980	7.000%, 8/01/41 (Pre-refunded 2/01/21)	2/21 at 100.00	BBB+	1,048,051
2,750	San Jose Redevelopment Agency, California, Housing Set-Aside Tax Allocation Bonds, Merged Area Redevelopment Project, Series 2010A-1, 5.500%, 8/01/35 (Pre-refunded 8/01/20)	8/20 at 100.00	AA-	2,833,160
	San Mateo Union High School District, San Mateo County, California, General Obligation Bonds, Election 2010 Series 2011A:
220	5.000%, 9/01/42 (Pre-refunded 9/01/21)	9/21 at 100.00	N/R	235,336
1,895	5.000%, 9/01/42 (Pre-refunded 9/01/21)	9/21 at 100.00	Aaa	2,028,806
7,860	Santa Ana Community Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series 2011A, 6.750%, 9/01/28 (Pre-refunded 3/01/21)	3/21 at 100.00	A+	8,419,396
2,475	Temecula Redevelopment Agency, California, Redevelopment Project 1 Tax Allocation Housing Bonds Series 2011A, 7.000%, 8/01/39 (Pre-refunded 8/01/21)	8/21 at 100.00	BBB+	2,718,119
1,200	Turlock Public Financing Authority, California, Tax Allocation Revenue Bonds, Series 2011, 7.500%, 9/01/39 (Pre-refunded 3/01/21)	3/21 at 100.00	A-	1,296,672
1,000	Union City Community Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Project, Subordinate Lien Series 2011, 6.875%, 12/01/33 (Pre-refunded 12/01/21)	12/21 at 100.00	A+	1,117,210
8,760	University of California Regents, Medical Center Pooled Revenue Bonds, Series 2013J, 5.250%, 5/15/31 (Pre-refunded 5/15/23)	5/23 at 100.00	AA-	10,041,851
10,700	Upland, California, Certificates of Participation, San Antonio Community Hospital, Series 2011, 6.500%, 1/01/41 (Pre-refunded 1/01/21)	1/21 at 100.00	BBB+	11,325,629
	Yorba Linda Redevelopment Agency, Orange County, California, Tax Allocation Revenue Bonds, Yorba Linda Redevelopment Project, Subordinate Lien Series 2011A:
865	6.000%, 9/01/26 (Pre-refunded 9/01/21)	9/21 at 100.00	N/R	940,065
1,420	6.500%, 9/01/32 (Pre-refunded 9/01/21)	9/21 at 100.00	N/R	1,555,212
4,000	Yuba Community College District, California, General Obligation Bonds, Election 2006 Series 2011C, 5.250%, 8/01/47 (Pre-refunded 8/01/21)	8/21 at 100.00	Aa2	4,288,960
337,965	Total U.S. Guaranteed			357,875,155
	Utilities – 11.2% (7.3% of Total Investments)
	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series 2007A:
14,140	5.000%, 11/15/35	No Opt. Call	A+	18,728,854
7,610	5.500%, 11/15/37	No Opt. Call	A+	10,739,308
33,735	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2012B, 5.000%, 7/01/43	7/22 at 100.00	AA	36,927,680
4,865	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2013B, 5.000%, 7/01/28	7/23 at 100.00	AA	5,535,592
4,000	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2014B, 5.000%, 7/01/43	1/24 at 100.00	AA	4,518,560

NAC	Nuveen California Quality Municipal Income Fund (continued)
Portfolio of Investments November 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
$43,605	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2017A, 5.000%, 7/01/42	1/27 at 100.00	AA	$52,258,412
53,615	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2017C, 5.000%, 7/01/47	7/27 at 100.00	AA	64,546,026
10,650	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2018A, 5.000%, 7/01/38	1/28 at 100.00	AA	13,132,941
	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2018D:
8,960	5.000%, 7/01/38	7/28 at 100.00	AA	11,168,192
8,215	5.000%, 7/01/39	7/28 at 100.00	AA	10,215,928
8,980	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2019A, 5.000%, 7/01/45	1/29 at 100.00	AA	11,092,725
4,000	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2019C, 5.000%, 7/01/49	7/29 at 100.00	AA	4,964,920
3,000	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Tender Option Bond Trust 2015-XF2047, 14.702%, 7/01/43, 144A (IF) (6)	7/22 at 100.00	AA	4,135,680
2,500	Sacramento Municipal Utility District, California, Electric Revenue Bonds, Tender Option Bond Trust 2016-XG0060, 15.289%, 8/15/41, 144A (IF) (6)	8/23 at 100.00	AA	3,806,150
	Southern California Public Power Authority, California, Revenue Bonds, Apex Power Project Series 2014A:
1,565	5.000%, 7/01/35	7/24 at 100.00	AA	1,809,422
1,500	5.000%, 7/01/38	7/24 at 100.00	AA	1,729,965
4,000	Southern California Public Power Authority, Natural Gas Project 1 Revenue Bonds, Series 2007A, 5.000%, 11/01/33	No Opt. Call	A	5,237,160
214,940	Total Utilities			260,547,515
	Water and Sewer – 14.7% (9.5% of Total Investments)
	Bay Area Water Supply and Conservation Agency, California, Revenue Bonds, Capital Cost Recovery Prepayment Program, Series 2013A:
2,000	5.000%, 10/01/27	4/23 at 100.00	AA-	2,249,640
6,010	5.000%, 10/01/29	4/23 at 100.00	AA-	6,722,485
7,000	5.000%, 10/01/34	4/23 at 100.00	AA-	7,805,560
5,000	California Infrastructure and Economic Development Bank Clean Water State Revolving Fund Revenue Bonds, Green Series 2018, 5.000%, 10/01/43	4/28 at 100.00	AAA	6,144,300
	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, Poseidon Resources Channelside LP Desalination Project, Series 2012:
3,925	5.000%, 7/01/37 (AMT), 144A	7/22 at 100.00	BBB	4,198,023
65,500	5.000%, 11/21/45 (AMT), 144A	7/22 at 100.00	BBB	69,699,205
145	California Statewide Community Development Authority, Water and Wastewater Revenue Bonds, Pooled Financing Program, Series 2003A, 5.250%, 10/01/23 – AGM Insured	12/19 at 100.00	AA	145,468
385	California Statewide Community Development Authority, Water and Wastewater Revenue Bonds, Pooled Financing Program, Series 2004A, 5.250%, 10/01/24 – AGM Insured	12/19 at 100.00	AA	386,247
2,500	Central Basin Municipal Water District, California, Certificates of Participation, Tender Option Bond Trust 2016-XG0038, 14.790%, 8/01/39 – AGC Insured, 144A (IF) (6)	2/20 at 100.00	AA	2,556,500

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
$5,000	East Bay Municipal Utility District, Alameda and Contra Costa Counties, California, Water System Revenue Bonds, Green Series 2017A, 4.000%, 6/01/45	6/27 at 100.00	AAA	$5,566,250
	East Bay Municipal Utility District, Alameda and Contra Costa Counties, California, Water System Revenue Bonds, Green Series 2019A:
18,715	5.000%, 6/01/44	6/29 at 100.00	AAA	23,483,395
7,890	5.000%, 6/01/49	6/29 at 100.00	AAA	9,833,070
10,000	East Bay Municipal Utility District, Alameda and Contra Costa Counties, California, Water System Revenue Bonds, Series 2014C, 5.000%, 6/01/44	6/24 at 100.00	AAA	11,368,600
4,950	East Valley Water District Financing Authority, California, Refunding Revenue Bonds, Series 2010, 5.000%, 10/01/40	10/20 at 100.00	AA-	5,097,362
	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2011A:
23,430	5.250%, 7/01/39 (UB) (6)	1/21 at 100.00	AA+	24,452,954
2,000	5.000%, 7/01/41	1/21 at 100.00	AA+	2,081,760
2,355	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2012B, 5.000%, 7/01/37	7/22 at 100.00	AA+	2,586,073
24,070	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2014A, 5.000%, 7/01/44	7/24 at 100.00	AA+	27,649,209
6,770	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2016A, 5.000%, 7/01/46	1/26 at 100.00	AA+	7,979,393
10,000	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2017A, 5.000%, 7/01/41	1/27 at 100.00	AA+	12,034,200
10,000	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2018A, 5.000%, 7/01/48	1/28 at 100.00	AA+	12,120,200
	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2018B:
2,000	5.000%, 7/01/38	7/28 at 100.00	AA+	2,500,100
6,650	5.000%, 7/01/48	7/28 at 100.00	AA+	8,139,533
1,490	Los Angeles, California, Wastewater System Revenue Bonds, Green Series 2015C, 5.000%, 6/01/45	6/25 at 100.00	AA+	1,742,332
4,420	Los Angeles, California, Wastewater System Revenue Bonds, Green Subordinate Lien Series 2017A, 5.250%, 6/01/47	6/27 at 100.00	AA	5,412,555
5,000	Los Angeles, California, Wastewater System Revenue Bonds, Green Subordinate Series 2018A, 5.000%, 6/01/48	6/28 at 100.00	AA	6,097,650
	Los Angeles, California, Wastewater System Revenue Bonds, Refunding Subordinate Lien Series 2013A:
1,245	5.000%, 6/01/34	6/23 at 100.00	AA	1,404,136
6,840	5.000%, 6/01/35	6/23 at 100.00	AA	7,706,765
7,525	Moulton Niguel Water District, California, Certificates of Participation, Series 2019, 3.000%, 9/01/44	3/29 at 100.00	AAA	7,653,075
3,500	Placerville Public Financing Authority, California, Wastewater System Refinancing and Improvement Project Revenue Bonds, Series 2006, 5.000%, 9/01/34 – SYNCORA GTY Insured	12/19 at 100.00	N/R	3,504,305

NAC	Nuveen California Quality Municipal Income Fund (continued)
Portfolio of Investments November 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
$3,195	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A, 6.000%, 7/01/44	12/19 at 100.00	C	$3,242,925
	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2012A:
1,730	5.500%, 7/01/28	7/22 at 100.00	C	1,835,963
6,390	5.750%, 7/01/37	7/22 at 100.00	C	6,829,568
5,235	6.000%, 7/01/47	7/22 at 100.00	C	5,581,819
2,525	Sacramento County Sanitation Districts Financing Authority, California, Revenue Bonds, Crossover Refunding Series 2001, 5.500%, 12/01/20 – AMBAC Insured	No Opt. Call	AA	2,638,701
3,000	Sacramento County Sanitation Districts Financing Authority, California, Revenue Bonds, Sacramento Regional County Sanitation District, Series 2014A, 5.000%, 12/01/33	6/24 at 100.00	AA	3,477,600
5,825	Sacramento, California, Wastewater Revenue Bonds, Series 2013, 5.000%, 9/01/42	9/23 at 100.00	AA	6,586,153
4,000	San Diego Public Facilities Financing Authority, California, Water Utility Revenue Bonds, Refunding Subordinate Lien Series 2016B, 5.000%, 8/01/37	8/26 at 100.00	Aa3	4,825,280
2,570	San Francisco City and County Public Utilities Commission, California, Wastewater Revenue Bonds, Series 2018B, 5.000%, 10/01/43	4/28 at 100.00	AA	3,160,380
5,580	San Francisco City and County Public Utilities Commission, California, Water Revenue Bonds, Series 2011A, 5.000%, 11/01/41 (Pre-refunded 11/01/21) (UB) (6)	11/21 at 100.00	Aa2	5,978,579
	San Francisco City and County Public Utilities Commission, California, Water Revenue Bonds, Tender Option Bond Trust 2015-XF0226:
750	15.293%, 6/01/20, 144A (IF) (6)	No Opt. Call	AA-	1,008,540
750	15.193%, 5/01/21, 144A (IF) (6)	No Opt. Call	Aa2	981,915
	Silicon Valley Clean Water, Mateo County, California, Wastewater Revenue Bonds, Series 2015:
3,000	5.000%, 8/01/40	8/25 at 100.00	AA	3,505,110
1,600	5.000%, 8/01/45	8/25 at 100.00	AA	1,857,840
1,095	Silicon Valley Clean Water, Mateo County, California, Wastewater Revenue Bonds, Series 2018, 4.000%, 8/01/46	2/28 at 100.00	AA	1,216,589
303,560	Total Water and Sewer			341,047,307
$3,468,553	Total Long-Term Investments (cost $3,195,899,193)			3,570,106,367

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 0.4% (0.3% of Total Investments)
	MUNICIPAL BONDS – 0.4% (0.3% of Total Investments)
	Health Care – 0.4% (0.3% of Total Investments)
$9,820	University of California Regents, Medical Center Pooled Revenue Bonds, Variable Rate Demand Obligations, Series 2007B-2, 0.550%, 5/15/32 (Mandatory Put 1/21/20) (8)	1/20 at 100.00	VMIG-1	$9,820,000
$9,820	Total Short-Term Investments (cost $9,820,000)			9,820,000
	Total Investments (cost $3,205,719,193) – 154.6%			3,579,926,367
	Floating Rate Obligations – (1.2)%			(27,580,000)
	MuniFund Preferred Shares, net of deferred offering costs – (13.8)% (9)			(319,764,298)
	Variable Rate Demand Preferred Shares, net of deferred offering costs – (41.2)% (10)			(954,022,630)
	Other Assets Less Liabilities – 1.6%			36,443,173
	Net Asset Applicable to Common Shares – 100%			$2,315,002,612
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$3,570,106,367	$ —	$3,570,106,367
Short-Term Investments:
Municipal Bonds	—	9,820,000	—	9,820,000
Total	$ —	$3,579,926,367	$ —	$3,579,926,367

NAC	Nuveen California Quality Municipal Income Fund (continued)
Portfolio of Investments November 30, 2019
(Unaudited)
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Effective February 12, 2019, the par value of the original bonds was replaced with taxable and tax exempt Puerto Rico Sales Tax Financing Corporation (commonly known as COFINA) bond units that are collateralized by a bundle of zero and coupon paying bonds. The quantity shown represents units in a trust, which were assigned according to the original bond’s accreted value. These securities do not have a stated coupon interest rate and income will be recognized through accretion of the discount associated with the trust units. The factor at which these units accrete can also decrease, primarily for principal payments generated from coupon payments received or dispositions of the underlying bond collateral. The quantity of units will not change as a result of these principal payments.
(5)	Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(6)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(7)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(8)	Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(9)	MuniFund Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 8.9%.
(10)	Variable Rate Demand Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 26.6%.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
ETM	Escrowed to maturity
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD	Purchased on a when-issued or delayed delivery basis.